Consolidated Statements of Cash Flows AUD in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Cash Flows From Operating Activities
Net income	$ 244.4	$ 291.3	$ 99.5
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	79.8	70.9	61.4
Deferred income taxes	(0.1)	(37.4)	(70.7)
Stock-based compensation	10.3	9.2	8.5
Asbestos adjustments	(5.5)	(33.4)	195.8
Excess tax benefits from share-based awards	(0.4)	(1.4)	(5.6)
Loss on disposal of property, plant and equipment, net	14.8
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	100.3	107.8	99.9
Restricted short-term investments - Asbestos		0.2	6.3
Payment to AICF	(62.8)	(113.0)
Accounts and other receivables	(39.9)	(5.1)	4.9
Inventories	16.2	(38.5)	(22.1)
Prepaid expenses and other assets	(3.9)	9.2	3.5
Insurance receivable - Asbestos	17.2	29.1	25.7
Accounts payable and accrued liabilities	(16.9)	15.7	36.2
Asbestos liability	(114.9)	(136.7)	(133.6)
Other accrued liabilities	21.8	11.6	13.1
Net cash provided by operating activities	260.4	179.5	322.8
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(73.2)	(276.2)	(115.4)
Proceeds from sale of property, plant and equipment	10.4		0.7
Capitalized interest	(3.2)	(1.7)
Acquisition of assets	(0.6)		(4.1)
Net cash used in investing activities	(66.6)	(277.9)	(118.8)
Cash Flows From Financing Activities
Proceeds from borrowings	528.0	717.0
Repayments of borrowings	(413.0)	(642.0)
Proceeds from senior unsecured notes		322.4
Debt issuance costs	(3.1)	(8.3)
Proceeds from issuance of shares	2.1	4.1	29.3
Excess tax benefits from share-based awards	0.4	1.4	5.6
Common stock repurchased and retired	(22.3)	(9.1)	(22.1)
Dividends paid	(246.5)	(390.1)	(199.1)
Net cash used in financing activities	(154.4)	(4.6)	(186.3)
Effects of exchange rate changes on cash	0.7	2.5	(3.9)
Net increase (decrease) in cash and cash equivalents	40.1	(100.5)	13.8
Cash and cash equivalents at beginning of period	67.0	167.5	153.7
Cash and cash equivalents at end of period	107.1	67.0	167.5
Components of Cash and Cash Equivalents
Cash and cash equivalents at end of period	67.0	167.5	153.7
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	20.5	4.6
Cash paid during the year for income taxes, net	$ 57.8	$ 35.6	$ 11.6